Summary of Significant Accounting Policies - Contingent Earnout Liability (Details)	Sep. 30, 2021	Aug. 26, 2021 tranche shares	Feb. 17, 2021 tranche shares
Summary of Significant Accounting Policies
Maximum contingent earnout shares		15,000,000	15,000,000
Number of tranches of contingent earnout shares | tranche		2	2
Number of contingent earnout shares per tranche		7,500,000	7,500,000
Warrants term	10 years